SHARE BASED PAYMENTS (Tables)	13 Months Ended
Dec. 31, 2021
Schedule Of Outstanding Stock Options
	Number of stock options	Weighted average exercise price
Balance, November 30, 2019	100,000	$0.05

Issued on acquisition of GameSquare	223,275	0.60
Cancelled	(137,931)	0.61
Granted	2,000,000	0.48

Balance, November 30, 2020	2,185,344	$0.46

Granted	14,509,241	0.45
Issued on acquisition of Reciprocity	3,000,000	0.40
Exercised	(312,766)	0.34

Balance as of December 31, 2021	19,381,819	$0.45

Summarizes Information About Stock Options Exercisable And Outstanding
Exercise price	Options outstanding	Options exercisable	Expiry date	Weighted average grant date fair value vested	Weighted average remaining life in years
$0.40	3,000,000	3,000,000	Thursday, March 16, 2023	415,208	1.21
$0.61	50,861	50,861	Sunday, October 1, 2023	3,566	1.75
$0.58	34,483	34,483	Thursday, March 14, 2024	2,793	2.20
$0.41	350,000	175,000	Sunday, April 28, 2024	47,235	2.33
$0.48	2,000,000	2,000,000	Tuesday, November 25, 2025	709,953	3.90
$0.44	2,000,000	750,000	Thursday, January 22, 2026	285,313	4.06
$0.50	500,000	375,000	Tuesday, February 24, 2026	106,226	4.15
$0.47	550,000	237,500	Monday, March 2, 2026	89,937	4.17
$0.44	1,000,000	750,000	Monday, March 16, 2026	183,553	4.21
$0.41	100,000	50,000	Thursday, April 9, 2026	16,324	4.27
$0.47	1,100,000	300,000	Tuesday, April 28, 2026	113,379	4.33
$0.51	2,300,000	2,300,000	Sunday, July 5, 2026	483,893	4.51
$0.44	6,396,475	561,787	Monday, September 21, 2026	388,428	4.73
Total	19,381,819	10,584,631		$2,845,808	3.86